RECENT ACCOUNTING PRONOUNCEMENTS - Right of Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 43.3	$ 41.5
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		5.3
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 13.5	17.0
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 19.2